Change in Working Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Change In Working Capital [abstract]
Summary of change in working capital

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Inventories	15.3	(153.1)	(195.1)
Trade and other receivables	(96.8)	(61.4)	38.5
Trade and other payables	95.4	15.4	22.4
Total change in working capital	13.9	(199.1)	(134.2)